Note 12 - Revenue - Contract Balances (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables	$ 2,125,500	$ 974,323
Contract liabilities	36,132	29,851
Opening balance	29,851	38,431
Closing balance	36,132	29,851
Net increase/(decrease)	$ 6,281	$ (8,580)